SHARE CAPITAL (Details Textual)		1 Months Ended	12 Months Ended
	Aug. 03, 2023 USD ($)	May 26, 2022	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Decrease through shares repurchased and cancelled						$ 665,000
Increase in number of shares outstanding at-the-market distributions (in shares) | shares			13,919,634	13,919,634	11,869,145	11,869,145
Proceeds from issuing shares from ATM program, net				$ 92,092,000		$ 113,395,000
Aggregate total amount of shelf prospectus	$ 500,000,000
Percent of shares reserved for issuance under share based compensation plan		6.00%
Maximum term of options granted for share-based payment arrangement (Year)		10 years
Fair value share options granted				6,100,000		14,700,000
Weighted average fair value at measurement date, share options granted				3.23		4.73
Expense from share-based payment transactions with employees				$ 13,177,000		$ 13,958,000
Weighted average share price, share options exercised			$ 9.78		$ 14.7
Maximum number of shares repurchaseable | shares				5,000,000
Repurchased common shares | shares					8.52	8.52
Proceeds from share repurchase program				$ 0		$ 700,000
ATM Program 2021 [Member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding at-the-market distributions (in shares) | shares					11,869,145	11,869,145
Shares issued, price per share (in dollars per share) | $ / shares						$ 9.8
Sale of stock, maximum aggregate gross proceeds						$ 116,300,000
Proceeds from issuing shares from ATM program, net						113,400,000
Transaction costs						$ 2,900,000
ATM Program 2022 [Member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding at-the-market distributions (in shares) | shares			1,719,634	1,719,634	0	0
Shares issued, price per share (in dollars per share) | $ / shares				$ 8.75		$ 0
Gross proceeds from issuing shares				$ 15,000,000		$ 0
Proceeds from issuing shares from ATM program, net				14,400,000		0
Transaction costs				$ 600,000		$ 0
ATM Program 2023 [Member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding at-the-market distributions (in shares) | shares			12,200,000	12,200,000	0	0
Shares issued, price per share (in dollars per share) | $ / shares				$ 6.51		$ 0
Gross proceeds from issuing shares				$ 79,500,000		$ 0
Proceeds from issuing shares from ATM program, net				77,700,000		0
Transaction costs				1,800,000		0
Vesting on first anniversary [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement		25.00%
Vesting on each six months thereafter [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement		25.00%
Stock options [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees				6,900,000		9,000,000
Restricted share units [member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees				4,500,000		2,900,000
Performance share units [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees				1,500,000		1,500,000
Performance share units [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement		0.00%
Performance share units [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement		200.00%
Deferred share units [Member]
Disclosure of classes of share capital [line items]
Transaction costs				300,000		100,000
Total deferred share unit outstanding liability				400,000
Expense from share-based payment transactions with employees				$ 300,000		$ 300,000
Share Repurchase Program [Member]
Disclosure of classes of share capital [line items]
Repurchased common shares | shares			0	0	100,000	100,000
Average price of repurchased shares | $ / shares					$ 0
Issued capital [Member]
Disclosure of classes of share capital [line items]
Decrease through shares repurchased and cancelled						$ 665,000
Decrease in number of shares outstanding, shares repurchased and cancelled (in shares) | shares					100,000	100,000